CERTIFICATION
                                  -------------

          Pursuant to Rule 497(j), Neuberger & Berman Income Trust (1933 Act File No. 33-62872 1940 Act File No. 811-7724)
("Registrant") hereby certifies (a) that the form of Prospectus used with respect to Neuberger & Berman Ultra Short Bond Trust and Neuberger & Berman Limited Maturity Bond Trust, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 5 ("Amendment No. 5") to its Registration Statement and (b) that Amendment No. 5 was filed electronically.


                                              /s/ Claudia A. Brandon
Dated:  February 7, 1997                 By:  ----------------------
                                                  Claudia A. Brandon